PREMISES AND EQUIPMENT	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure
PREMISES AND EQUIPMENT

Premises and equipment at December 31, 2013 and 2012 are summarized as follows:

	December 31,
	2013	2012
	(In Thousands)
Land	$4,311	$2,098
Buildings	11,497	7,052
Leasehold improvements	10,762	7,563
Furniture and equipment	12,549	10,867
Construction in process	45	84
	39,164	27,664
Accumulated depreciation and amortization	(18,074)	(16,448)
Premises and equipment, net	$21,090	$11,216

At December 31, 2013 and 2012, construction in process related to design and site costs associated with a new branch location. At December 31, 2012, the Company had an outstanding commitment for the purchase of land totaling $450,000, which was purchased during the quarter ended March 31, 2013.

Depreciation and amortization expense was $2.0 million, $1.9 million and $1.9 million for the years ended December 31, 2013, 2012 and 2011, respectively.  See Note 12 for a schedule of future minimum rental commitments pursuant to the terms of noncancelable lease agreements.